Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (5)	£ (11)	£ (15)
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Deferred payments for prior year acquisitions and other items	(5)	(11)	(7)
Cash - current year acquisitions			(7)
Acquisition costs and other acquisition liabilities paid			(1)
Net cash outflow	£ (5)	£ (11)	£ (15)